UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Loss arising from defined benefit plan, tax	¥ 0	¥ 0
(Loss) Gain from fair value changes of debt securities, tax	1	(8)
Foreign currency translation adjustments, tax	¥ 0	¥ 0